Stock-Based Compensation (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended
	May 22, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Stock-Based Compensation [Abstract]
Sharebased Compensation Arrangement By Sharebased Payment Award Options Nonvested Number Of Shares				2,813	5,625
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.20
Share-based compensation expense recognized related to employees and directors		$ 19,200	$ 11,700	$ 31,000	$ 13,000
Shares granted to two executive officers	5,625
Annual vesting percentage				50.00%
Shares issued to independent directors		748	546	748	1,636